UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    15635 Alton Parkway, Suite 400
            Irvine, CA 92618

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 11, 2013

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $1,258,956,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADFITECH INC                   COM              00687B105      536   167424 SH       SOLE                   167424
AEGON N V                      NY REGISTRY SH   007924103    31388  4873964 SH       SOLE                  4873964
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    23423  1012225 SH       SOLE                  1012225
ARCHER DANIELS MIDLAND CO      COM              039483102    15981   583453 SH       SOLE                   583453
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    27726   864279 SH       SOLE                   864279
BANK NEW YORK MELLON CORP      COM              064058100    32057  1247338 SH       SOLE                  1247338
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2681       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    33998   379024 SH       SOLE                   379024
BLACKROCK CREDIT ALL INC       TR COM           092508100     2907   211761 SH       SOLE                   211761
BP PLC                         SPONSORED ADR    055622104    24366   585147 SH       SOLE                   585147
CENVEO INC                     COM              15670S105    11024  4082829 SH       SOLE                  4082829
CISCO SYS INC                  COM              17275R102     9925   505129 SH       SOLE                   505129
CNA FINL CORP                  COM              126117100    36767  1312647 SH       SOLE                  1312647
CNO FINL GROUP INC             COM              12621E103    31596  3386504 SH       SOLE                  3386504
COMCAST CORP NEW               CL A             20030N101     7340   196461 SH       SOLE                   196461
COMCAST CORP NEW               CL A SPL         20030N200    23742   660979 SH       SOLE                   660979
CROWN HOLDINGS INC             COM              228368106    11574   314429 SH       SOLE                   314429
DARLING INTL INC               COM              237266101     8447   526593 SH       SOLE                   526593
EXCEL TR INC                   COM              30068C109    36038  2844369 SH       SOLE                  2844369
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     8151    22580 SH       SOLE                    22580
FIRST OPPORTUNITY FD INC       COM              33587T108      117    15175 SH       SOLE                    15175
GENERAL COMMUNICATION INC      CL A             369385109    18762  1956397 SH       SOLE                  1956397
GRAPHIC PACKAGING HLDG CO      COM              388689101    10192  1577785 SH       SOLE                  1577785
HARTFORD FINL SVCS GROUP INC   COM              416515104    37903  1689087 SH       SOLE                  1689087
HAWAIIAN TELCOM HOLDCO INC     COM              420031106      485    24877 SH       SOLE                    24877
HOOPER HOLMES INC              COM              439104100     1781  4486115 SH       SOLE                  4486115
HUDSON PAC PPTYS INC           COM              444097109    37139  1763492 SH       SOLE                  1763492
HUNTSMAN CORP                  COM              447011107     2177   136922 SH       SOLE                   136922
ISTAR FINL INC                 COM              45031U101      205    25130 SH       SOLE                    25130
JEFFERIES GROUP INC NEW        COM              472319102    14467   779054 SH       SOLE                   779054
JOHNSON & JOHNSON              COM              478160104    15669   223529 SH       SOLE                   223529
JPMORGAN CHASE & CO            COM              46625H100    37391   850389 SH       SOLE                   850389
KEMPER CORP DEL                COM              488401100    14205   481540 SH       SOLE                   481540
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7     7511  7417000 SH       SOLE                  7417000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    20566   268416 SH       SOLE                   268416
LEUCADIA NATL CORP             COM              527288104     9775   410876 SH       SOLE                   410876
LIBERTY GLOBAL INC             COM SER A        530555101      667    10600 SH       SOLE                    10600
LIBERTY GLOBAL INC             COM SER C        530555309    22811   388265 SH       SOLE                   388265
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    15599   134466 SH       SOLE                   134466
LOEWS CORP                     COM              540424108    25521   626279 SH       SOLE                   626279
MERCK & CO INC NEW             COM              58933Y105    22738   555409 SH       SOLE                   555409
METLIFE INC                    COM              59156R108    15205   461610 SH       SOLE                   461610
METLIFE INC                    UNIT 99/99/9999  59156R116    21493   483315 SH       SOLE                   483315
MICROSOFT CORP                 COM              594918104    30375  1137210 SH       SOLE                  1137210
MONTGOMERY STR INCOME SECS I   COM              614115103     2761   163388 SH       SOLE                   163388
NASH FINCH CO                  COM              631158102     4186   196728 SH       SOLE                   196728
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     9310 20070000 SH       SOLE                 20070000
NAVISTAR INTL CORP NEW         COM              63934E108     3880   178206 SH       SOLE                   178206
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2     6017  6550000 SH       SOLE                  6550000
NEW ULM TELECOM INC            COM              649060100      595    99211 SH       SOLE                    99211
NEWCASTLE INVT CORP            COM              65105M108     2977   342949 SH       SOLE                   342949
NORTHSTAR RLTY FIN CORP        COM              66704R100    34495  4899821 SH       SOLE                  4899821
NUVEEN DIVER CURRENCY OPPOR    COM              67090N109     7462   579802 SH       SOLE                   579802
OWENS ILL INC                  COM NEW          690768403    33152  1558608 SH       SOLE                  1558608
PARK OHIO HLDGS CORP           COM              700666100    10372   486738 SH       SOLE                   486738
PARKWAY PPTYS INC              COM              70159Q104    28127  2010484 SH       SOLE                  2010484
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     5292   175869 SH       SOLE                   175869
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     4934   273368 SH       SOLE                   273368
Q E P INC                      COM              74727K102     6239   372486 SH       SOLE                   372486
REDWOOD TR INC                 COM              758075402     8086   478745 SH       SOLE                   478745
ROCK-TENN CO                   CL A             772739207    29000   414826 SH       SOLE                   414826
SAFEWAY INC                    COM NEW          786514208    31413  1736457 SH       SOLE                  1736457
SANDRIDGE ENERGY INC           COM              80007P307    11056  1741056 SH       SOLE                  1741056
SIERRA BANCORP                 COM              82620P102     8880   776942 SH       SOLE                   776942
SUPERVALU INC                  COM              868536103     7463  3021529 SH       SOLE                  3021529
TENET HEALTHCARE CORP          COM NEW ADDED    88033G407    11704   360470 SH       SOLE                   360470
TERRENO RLTY CORP              COM              88146M101     1096    70985 SH       SOLE                    70985
TESORO CORP                    COM              881609101    27691   628637 SH       SOLE                   628637
THL CR INC                     COM              872438106     4462   301687 SH       SOLE                   301687
TORCHMARK CORP                 COM              891027104    12687   245533 SH       SOLE                   245533
TRAVELERS COMPANIES INC        COM              89417E109    29114   405376 SH       SOLE                   405376
VALERO ENERGY CORP NEW         COM              91913Y100    40604  1190029 SH       SOLE                  1190029
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    31080  1233816 SH       SOLE                  1233816
WELLS FARGO & CO NEW           COM              949746101    31516   922052 SH       SOLE                   922052
XEROX CORP                     COM              984121103    21980  3222802 SH       SOLE                  3222802
XL GROUP PLC                   SHS              G98290102    28900  1153252 SH       SOLE                  1153252